Ordinary Shares (Details) - USD ($)		3 Months Ended	6 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Ordinary Shares [Line Items]
Purchase price per share	$ 0.8
Net proceeds from ordinary shares	$ 1,864,000			$ 1,864,000
Recognized amount of ordinary shares		$ 1,864,000
Net proceeds from issuance of ordinary shares and warrants	1,849,000
Net proceeds from warrant	$ 400,000
ADS [Member]
Ordinary Shares [Line Items]
Issuance of shares	2,500,000
Class A ordinary Shares [Member]
Ordinary Shares [Line Items]
Issuance of shares	5,000,000
Recognized amount of ordinary shares	$ 15
Private Placement [Member]
Ordinary Shares [Line Items]
Purchase price per share	$ 0.8
Private Placement [Member] | ADS [Member]
Ordinary Shares [Line Items]
Issuance of shares	1,000,000
Private Placement [Member] | Class A ordinary Shares [Member]
Ordinary Shares [Line Items]
Issuance of shares	2,000,000